Changes in the main accounting policies and disclosures	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Changes in the main accounting policies and disclosures

5	Changes in the main accounting policies and disclosures
(a)	New standards and amendments – applicable as of January 1, 2025

There was a new amendment to IAS 21 related to lack of exchangeability, effective for annual periods beginning on January 1, 2025. The adoption of this new amendment did not have a material impact on the Company’s financial statements.

(b)	New standards and interpretations not yet adopted

Certain new standards and amendments have been issued but are not yet effective. The Company is currently evaluating the potential impact of these pronouncements on its financial statements.

New standard - IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation of Financial Statements, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, of which the first three are new.

The standard also requires disclosures of newly defined management-defined performance measures that represent subtotals of income and expenses not specified by IFRS but used by management in public communications and includes enhanced requirements for the aggregation and disaggregation of financial information based on the defined ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, IFRS 18 includes amendments to IAS 7 Statement of Cash Flows, which change the starting point for determining cash flows from operating activities under the indirect method from ‘profit or loss’ to ‘operating profit or loss’, and removes certain classification options related to interest and dividends. As a result of these changes, consequential amendments have been made to other IFRS Accounting Standards.

IFRS 18 and the related amendments are effective for annual reporting periods beginning on or after 1 January 2027. Earlier application is permitted and must be disclosed. The standard will be applied retrospectively.

IFRS 18 is expected to affect the presentation and disclosure of information in the financial statements, particularly the structure of the statement of profit or loss and the disclosure of management performance measures. The standard is not expected to have an impact on the recognition and measurement of the Group’s assets and liabilities. At the date of these financial statements, the Group has not early adopted IFRS 18 and has not yet completed its assessment of the impact of the standard.

Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

In May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments should clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system, include further guidance for assessing whether a financial asset meets the payments of principal and interest (SPPI) criterion, define additional disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets), and update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The amendments will become effective for annual periods starting on or after January 1, 2026. Early adoption is permitted, with the option to adopt the amendments early for contingent features only.

The Company does not expect impacts on its consolidated financial statements arising from this new standard and the related consequential amendments to other standards.

Amendments to IFRS 9 and IFRS 7 - Classification and disclosure of own use and hedge accounting in ‘Contracts Referencing Nature-dependent Electricity’

In December 2024, the IASB amended IFRS 9 and IFRS 7 to address the classification and disclosure of own use and hedge accounting in ‘Contracts Referencing Nature-dependent Electricity’. The amendments pertain to own-use requirements, and hedge accounting requirements, together with related disclosures. The scope of the amendments is narrow and applies only to contracts meeting the specified scoping characteristics.

The effective date of the amendments is for annual reporting periods beginning on or after January 1, 2026, with early application permitted.

The Company does not expect impacts on its consolidated financial statements arising from this new standard and the related consequential amendments to other standards.

(c)	Critical estimates, assumptions and judgments

The preparation of the Company’s consolidated financial statements requires the use of estimates, assumptions, and judgments that affect the reported amounts of revenues, expenses, assets, and liabilities, as well as the accompanying disclosures and the disclosure of contingent liabilities as of the reporting date. Critical estimates, assumptions, and judgments seldom equal the actual results and are continually evaluated to reflect changing expectations about future events. Management must also exercise judgment when applying the Company’s accounting policies.

This note provides an overview of the areas that involve a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong due to their uncertainty. Detailed information about each of these estimates, assumptions and judgments is included in other notes together with information about the basis of calculation for each affected item in the financial statements.

The critical accounting estimates, assumptions and judgments applied by the Company in the preparation of these financial statements are as follows:

•	estimation of current and deferred income taxes and uncertain tax positions – note 11
•	estimation of fair value of financial instruments – note 14
•	estimation of impairment of trade accounts receivables – note 17
•	estimation of the net realizable value of inventories – note 18
•	estimation of quantification of mineral reserves and resources for useful life calculation – note 22
•	estimation of asset retirement, restoration and environmental obligations – note 27
•	estimation of provisions for legal claims – note 28
•	estimation of contractual obligations – note 29
•	estimation of impairment of long-lived assets – note 31

Estimates, assumptions and judgments are continuously evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Company and that are believed to be reasonable under the circumstances.